Provision for Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Netherlands	$ 537	$ 1,528	$ 398
Foreign	(1,140)	(42)	241
Income (loss) before income taxes	$ (603)	$ 1,486	$ 639